DEBT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about movement in debt facilities [Table Text Block]
	Convertible Debentures (a)	Revolving Credit Facility (b)	Total
Balance at December 31, 2023	$199,406	$20,406	$219,812
Finance costs
Interest expense	863	2,619	3,482
Accretion	9,679	-	9,679
Repayments of principal	-	(20,000)	(20,000)
Repayments of finance costs	(865)	(2,626)	(3,491)
Balance at December 31, 2024	$209,083	$399	$209,482
Gross proceeds from debt financing	$350,000	$-	$350,000
Portion allocated to equity reserves from debt financing	(102,493)	-	($102,493)
Finance costs
Interest expense	845	1,403	2,248
Accretion	10,796	-	10,796
Repayments of principal	(165,717)	-	(165,717)
Transaction costs	(9,515)	-	(9,515)
Repayments of finance costs	(1,119)	(1,465)	(2,585)
Balance at December 31, 2025	$291,880	$337	$292,216

Statements of Financial Position Presentation
Current portion of debt facilities	$426	$399	$825
Non-current portion of debt facilities	208,657	-	208,657
Balance at December 31, 2024	$209,083	$399	$209,482
Current portion of debt facilities	$151	$337	$487
Non-current portion of debt facilities	291,729	-	291,729
Balance at December 31, 2025	$291,880	$337	$292,216